Annual Operating Expenses {- Stock Selector All Cap Portfolio} - NF_02.28 VIP Stock Selector All Cap Portfolio Investor PRO -01 - Stock Selector All Cap Portfolio - VIP Stock Selector All Cap Portfolio-Investor VIP
	Oct. 20, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%	[1]
Total annual operating expenses	0.70%

[1]	(a)Based on estimated amounts for the current fiscal year.